Long-term debt	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Long-term debt text

8 – Long-term debt

			Outstanding US dollar-denominated amount
					December 31,
In millions		Maturity			2013		2012
Debentures and notes: (A)

Canadian National series:
4.40%	10-year notes (B)	Mar. 15, 2013	$-	$-		$398
4.95%	6-year notes (B)	Jan. 15, 2014	325	346		323
-	2-year floating rate notes (C)	Nov. 6, 2015	350	372		-
5.80%	10-year notes (B)	June 1, 2016	250	266		249
1.45%	5-year notes (B)	Dec. 15, 2016	300	319		298
5.85%	10-year notes (B)	Nov. 15, 2017	250	266		249
5.55%	10-year notes (B)	May 15, 2018	325	346		323
6.80%	20-year notes (B)	July 15, 2018	200	213		199
5.55%	10-year notes (B)	Mar. 1, 2019	550	585		547
2.85%	10-year notes (B)	Dec. 15, 2021	400	425		398
2.25%	10-year notes (B)	Nov. 15, 2022	250	266		249
7.63%	30-year debentures	May 15, 2023	150	159		149
6.90%	30-year notes (B)	July 15, 2028	475	505		473
7.38%	30-year debentures (B)	Oct. 15, 2031	200	213		199
6.25%	30-year notes (B)	Aug. 1, 2034	500	532		498
6.20%	30-year notes (B)	June 1, 2036	450	479		448
6.71%	Puttable Reset Securities PURSSM (B)	July 15, 2036	250	266		249
6.38%	30-year debentures (B)	Nov. 15, 2037	300	319		298
3.50%	30-year notes (B)	Nov. 15, 2042	250	266		249
4.50%	30-year notes (B)	Nov. 7, 2043	250	266		-

Illinois Central series:
5.00%	99-year income debentures	Dec. 1, 2056	7	7		7
7.70%	100-year debentures	Sep. 15, 2096	125	133		124

Total US dollar-denominated debentures and notes			$6,157	6,549		5,927
BC Rail series:
Non-interest bearing 90-year subordinated notes (D)		July 14, 2094		842		842
Total debentures and notes				7,391		6,769
Other:
Commercial paper (E) (F)				273		-
Accounts receivable securitization (G)				250		-
Capital lease obligations and other (H)				783		985
Total debt, gross				8,697		7,754
Less:
Net unamortized discount				857		854
Total debt (1) (I)				7,840		6,900
Less:
Current portion of long-term debt (I)				1,021		577
Total long-term debt				$6,819		$6,323
(1)	See Note 17 - Financial instruments, for the fair value of debt.
Footnotes to the table follow on the next page

A. The Company's debentures, notes and revolving credit facility are unsecured.

B. These debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.

C. These floating rate notes bear interest at the three-month London Interbank Offered Rate (LIBOR) plus 0.20%. The interest rate as at December 31, 2013 was 0.44%.

D. The Company records these notes as a discounted debt of $9 million, using an imputed interest rate of 5.75%. The discount of $833 million is included in the net unamortized discount.

E. The Company has an $800 million revolving credit facility agreement with a consortium of lenders. On March 22, 2013, the agreement was amended to extend the term to May 5, 2018. The agreement allows for an increase in the facility amount, up to a maximum of $1.3 billion, as well as the option to extend the term by an additional year at each anniversary date, subject to the consent of individual lenders. The credit facility, containing customary terms and conditions, is available for general corporate purposes, including back-stopping the Company's commercial paper program, and provides for borrowings at various interest rates, including the Canadian prime rate, bankers' acceptance rates, the U.S. federal funds effective rate and the LIBOR, plus applicable margins. The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization, and with which the Company is in compliance. As at December 31, 2013 and December 31, 2012, the Company had no outstanding borrowings under its revolving credit facility and there were no draws during the years ended December 31, 2013 and 2012.

F. The Company has a commercial paper program, which is backed by its revolving credit facility, enabling it to issue commercial paper up to a maximum aggregate principal amount of $800 million, or the US dollar equivalent. As at December 31, 2013, the Company had total borrowings of $273 million presented in Current portion of long-term debt on the Consolidated Balance Sheet (nil as at December 31, 2012). The weighted-average interest rate on these borrowings was 1.14%.

The Company presents issuances and repayments of commercial paper in the Consolidated Statement of Cash Flows, all of which have a maturity less than 90 days, on a net basis. The following table presents the gross issuances and repayments of commercial paper:

In millions	2013	2012	2011
Issuances of commercial paper	$3,255	$1,861	$659
Repayments of commercial paper	$(2,987)	$(1,943)	$(575)

The Company has revised the Consolidated Statement of Cash Flows for 2012 and 2011 to present the cash flows from the issuances and repayments of commercial paper on a net basis, consistent with the presentation adopted for 2013. The Company chose to present such cash flows on a net basis since the issuance and repayments of commercial paper are part of the Company's cash management activities and this debt matures in less than 90 days.

G. On December 20, 2012, the Company entered into a three-year agreement, commencing on February 1, 2013, to sell an undivided co-ownership interest in a revolving pool of accounts receivable to unrelated trusts for maximum cash proceeds of $450 million. The trusts are multi-seller trusts and the Company is not the primary beneficiary. Funding for the acquisition of these assets is customarily through the issuance of asset-backed commercial paper notes by the unrelated trusts.

       The Company has retained the responsibility for servicing, administering and collecting the receivables sold. The average servicing period is approximately one month. Subject to customary indemnifications, each trust's recourse is limited to the accounts receivable transferred.

       The Company is subject to customary reporting requirements for which failure to perform could result in termination of the program. In addition, the program is subject to customary credit rating requirements, which if not met, could also result in termination of the program. The Company monitors the reporting requirements and is currently not aware of any trends, events or conditions that could cause such termination.

       The accounts receivable securitization program provides the Company with readily available short-term financing for general corporate use. In the event the program is terminated before its scheduled maturity, the Company expects to meet its future payment obligations through its various sources of financing including its revolving credit facility and commercial paper program, and/or access to capital markets.

       The Company accounts for its accounts receivable securitization program under ASC 860, Transfers and Servicing. Based on the structure of the program, the Company accounts for the proceeds as a secured borrowing. As such, as at December 31, 2013, the Company recorded $250 million of proceeds received under the accounts receivable securitization program in the Current portion of long-term debt on the Consolidated Balance Sheet at a weighted-average interest rate of 1.18% which is secured by and limited to $281 million of accounts receivable.

H. During 2013, the Company recorded $44 million in assets it acquired through equipment leases ($94 million in 2012), for which an equivalent amount was recorded in debt.

       Interest rates for capital lease obligations range from approximately 0.7% to 8.5% with maturity dates in the years 2014 through 2037. The imputed interest on these leases amounted to $209 million as at December 31, 2013 and $249 million as at December 31, 2012.

       The capital lease obligations are secured by properties with a net carrying amount of $779 million as at December 31, 2013 and $1,021 million as at December 31, 2012.

I. Long-term debt maturities, including repurchase arrangements and capital lease repayments on debt outstanding as at December 31, 2013, for the next five years and thereafter, are as follows:

In millions	Capital leases	Debt	Total

2014 (1)	$153	$868	$1,021
2015	83	369	452
2016	287	582	869
2017	143	263	406
2018	7	556	563
2019 and thereafter	109	4,420	4,529
	$782	$7,058	$7,840
(1) Current portion of long-term debt.

J. The aggregate amount of debt payable in US currency as at December 31, 2013 was US$6,730 million (C$7,158 million), including US$573 million relating to capital leases and other; and US$6,690 million (C$6,656 million), including US$733 million relating to capital leases and other, as at December 31, 2012.

K. The Company has a series of bilateral letter of credit facility agreements with various banks to support its requirements to post letters of credit in the ordinary course of business. On March 22, 2013, the expiry date of these agreements was extended by one year to April 28, 2016. Under these agreements, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of one month, equal to at least the face value of the letters of credit issued. As at December 31, 2013, the Company had letters of credit drawn of $481 million ($551 million as at December 31, 2012) from a total committed amount of $503 million ($562 million as at December 31, 2012) by the various banks. As at December 31, 2013, cash and cash equivalents of $448 million ($521 million as at December 31, 2012) were pledged as collateral and recorded as Restricted cash and cash equivalents on the Consolidated Balance Sheet.